Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.11%
Australia–1.13%
Ampol Ltd.	249	$5,890
APA Group	849	4,696
ASX Ltd.	141	6,028
Brambles Ltd.	1,106	10,545
Cochlear Ltd.	46	9,129
Coles Group Ltd.	954	9,900
Computershare Ltd.	448	7,420
Dexus	805	4,074
GPT Group (The)	1,406	4,249
IGO Ltd.	1,055	5,129
James Hardie Industries PLC, CDI(a)	312	11,722
Mineral Resources Ltd.	120	4,628
Mirvac Group	2,727	3,833
Northern Star Resources Ltd.	832	7,137
Pilbara Minerals Ltd.	1,913	4,357
QBE Insurance Group Ltd.	1,022	10,523
Scentre Group	3,464	6,887
Sonic Healthcare Ltd.	284	5,921
Stockland	1,744	5,150
Suncorp Group Ltd.	627	5,771
Transurban Group	2,053	18,036
		151,025
Austria–0.08%
Mondi PLC	279	5,001
Verbund AG	64	5,205
		10,206
Belgium–0.18%
KBC Group N.V.	189	12,329
Liberty Global Ltd., Class C(a)	296	6,198
Umicore S.A.	250	5,687
		24,214
Canada–3.55%
Agnico Eagle Mines Ltd.	324	15,925
Algonquin Power & Utilities Corp.	614	3,640
Bank of Nova Scotia (The)	1,056	49,381
Canadian National Railway Co.	498	61,777
Canadian Tire Corp. Ltd., Class A	47	4,996
Dollarama, Inc.	185	13,577
Fortis, Inc.	321	12,879
Gildan Activewear, Inc.	175	5,779
Intact Financial Corp.	119	18,610
Metro, Inc.	148	7,771
National Bank of Canada	259	19,810
Nutrien Ltd.	385	19,198
Open Text Corp.	177	7,719
Parkland Corp.	170	5,801
Pembina Pipeline Corp.	377	12,986
RB Global, Inc.	103	6,593
Saputo, Inc.	204	4,206
Shopify, Inc., Class A(a)	1,057	84,618
Sun Life Financial, Inc.	398	20,630
Shares		Value
Canada–(continued)
TELUS Corp.	276	$4,943
Toronto-Dominion Bank (The)	1,561	94,824
		475,663
China–0.69%
BOC Hong Kong (Holdings) Ltd.	2,500	5,992
NXP Semiconductors N.V.	222	46,747
Prosus N.V.(a)	1,349	39,899
		92,638
Denmark–2.94%
Coloplast A/S, Class B	85	9,798
DSV A/S	133	23,795
Genmab A/S(a)	50	13,826
Novo Nordisk A/S, Class B	2,676	305,879
Orsted A/S(b)	141	7,947
Pandora A/S	85	12,420
Vestas Wind Systems A/S(a)	725	20,441
		394,106
Finland–0.52%
Elisa OYJ	152	6,925
Kesko OYJ, Class B	349	6,816
Metso OYJ	479	4,788
Neste OYJ	307	10,584
Nokia OYJ	3,868	13,984
Stora Enso OYJ, Class R	489	6,222
UPM-Kymmene OYJ	347	12,621
Wartsila OYJ Abp	507	7,479
		69,419
France–2.89%
AXA S.A.	1,610	54,040
Cie Generale des Etablissements Michelin S.C.A.	496	16,468
Credit Agricole S.A.	762	10,916
Danone S.A.	560	37,309
Dassault Systemes SE	485	25,142
Hermes International S.C.A.	24	50,632
L’Oreal S.A.	211	100,975
Schneider Electric SE	472	92,724
		388,206
Germany–1.52%
adidas AG	121	22,843
Deutsche Boerse AG	141	28,079
Deutsche Post AG	855	40,950
GEA Group AG	124	4,966
Henkel AG & Co. KGaA, Preference Shares	171	13,109
LEG Immobilien SE(a)	80	6,638
Merck KGaA	87	14,275
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	121	51,512
Puma SE	71	2,857
Vonovia SE	515	16,043
Zalando SE(a)(b)	153	3,055
		204,327

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Hong Kong–0.68%
AIA Group Ltd.	10,000	$78,424
Hang Seng Bank Ltd.	600	6,246
MTR Corp. Ltd.	2,000	6,507
		91,177
Ireland–0.07%
Kerry Group PLC, Class A	110	9,805
Italy–0.35%
Amplifon S.p.A.	119	3,884
Assicurazioni Generali S.p.A.	682	15,213
FinecoBank Banca Fineco S.p.A.	393	5,667
Mediobanca Banca di Credito Finanziario S.p.A.	460	6,092
Moncler S.p.A.	141	8,674
Terna S.p.A.	929	7,833
		47,363
Japan–6.10%
Advantest Corp.	500	19,899
AEON Co. Ltd.	500	11,949
Ajinomoto Co., Inc.	400	16,426
Asahi Kasei Corp.	900	6,825
Astellas Pharma, Inc.	1,400	16,299
Bridgestone Corp.	300	13,000
Daikin Industries Ltd.	200	32,046
Daiwa Securities Group, Inc.	1,100	7,884
FANUC Corp.	800	22,130
Fujitsu Ltd.	100	13,841
Hankyu Hanshin Holdings, Inc.	200	6,119
Hitachi Ltd.	800	62,840
Hoya Corp.	200	25,406
IBIDEN Co. Ltd.	200	10,064
JFE Holdings, Inc.	400	6,316
JSR Corp.	300	8,182
KDDI Corp.	1,300	43,076
Kubota Corp.	600	9,082
LY Corp.	1,900	5,911
MatsukiyoCocokara & Co.	300	5,453
Mitsubishi Chemical Group Corp.	800	4,824
NEC Corp.	200	13,069
Nitto Denko Corp.	100	8,296
Nomura Research Institute Ltd.	300	9,175
Omron Corp.	200	8,993
Ono Pharmaceutical Co. Ltd.	300	5,407
Oriental Land Co. Ltd.	1,000	37,140
ORIX Corp.	900	17,378
Rakuten Group, Inc.(a)	1,700	7,468
Renesas Electronics Corp.(a)	900	14,767
SECOM Co. Ltd.	100	7,258
Seiko Epson Corp.	500	7,299
SG Holdings Co. Ltd.	400	5,180
SoftBank Corp.	2,300	30,557
Sompo Holdings, Inc.	200	10,370
Sony Group Corp.	1,000	98,068
Sumitomo Chemical Co. Ltd.	2,400	5,651
Sumitomo Metal Mining Co. Ltd.	300	8,292
Sumitomo Mitsui Financial Group, Inc.	1,100	57,215
T&D Holdings, Inc.	400	6,624
TDK Corp.	300	14,926
TIS, Inc.	200	4,448
Shares		Value
Japan–(continued)
Tobu Railway Co. Ltd.	300	$7,945
Tokio Marine Holdings, Inc.	1,600	42,188
Toray Industries, Inc.	900	4,497
Unicharm Corp.	300	10,323
Yamaha Corp.	300	6,597
Yamaha Motor Co. Ltd.	900	8,507
Yamato Holdings Co. Ltd.	300	5,186
Yaskawa Electric Corp.	200	7,537
		817,933
Netherlands–2.71%
Akzo Nobel N.V.	144	11,061
ASML Holding N.V.	331	287,172
DSM B.V.	125	12,620
Universal Music Group N.V.	581	17,126
Wolters Kluwer N.V.	237	34,938
		362,917
New Zealand–0.03%
Meridian Energy Ltd.	1,313	4,448
Norway–0.18%
DNB Bank ASA	692	13,452
Orkla ASA	740	5,797
Telenor ASA	492	5,451
		24,700
Singapore–0.24%
CapitaLand Integrated Commercial Trust	4,600	6,857
CapitaLand Investment Ltd.	1,700	3,732
STMicroelectronics N.V.	500	21,954
		32,543
Spain–0.26%
ACS Actividades de Construccion y Servicios S.A.	155	6,117
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 02/06/2024(a)	155	71
Amadeus IT Group S.A.	325	22,776
Redeia Corp. S.A.	322	5,358
		34,322
Sweden–0.35%
Beijer Ref AB	361	4,915
Boliden AB(a)	242	6,423
Essity AB, Class B	400	9,393
Svenska Cellulosa AB S.C.A., Class B	423	5,759
Svenska Handelsbanken AB, Class A	968	10,435
Tele2 AB, Class B	579	4,937
Telia Co. AB	1,832	4,725
		46,587
Switzerland–1.55%
DSM-Firmenich AG	116	12,265
Givaudan S.A.	8	33,268
Julius Baer Group Ltd.	139	7,567
Kuehne + Nagel International AG, Class R	37	12,538
Logitech International S.A., Class R	121	10,144
Lonza Group AG(a)	53	25,912
SGS S.A.	100	9,241
SIG Group AG(a)	210	4,396
Sonova Holding AG, Class A	38	12,145
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Switzerland–(continued)
Temenos AG	62	$6,310
VAT Group AG(b)	18	8,379
Zurich Insurance Group AG	129	65,543
		207,708
United Kingdom–2.89%
3i Group PLC	663	20,755
abrdn PLC	2,846	6,055
Admiral Group PLC	182	5,787
Auto Trader Group PLC(b)	690	6,348
Barratt Developments PLC	695	4,737
Berkeley Group Holdings PLC (The)	72	4,360
BT Group PLC	5,446	7,715
Burberry Group PLC	280	4,612
Croda International PLC	84	5,084
DCC PLC	66	4,798
Informa PLC	982	9,645
InterContinental Hotels Group PLC	122	11,560
Intertek Group PLC	89	5,052
J Sainsbury PLC	1,618	5,524
Kingfisher PLC	1,562	4,343
Legal & General Group PLC	4,006	12,885
National Grid PLC	2,848	37,933
Pearson PLC	540	6,625
RELX PLC	1,675	69,134
Sage Group PLC (The)	718	10,689
Schroders PLC	1,137	5,817
Segro PLC	825	9,162
SSE PLC	794	16,911
St. James’s Place PLC	702	5,779
Unilever PLC	2,177	105,933
		387,243
United States–66.20%
Adobe, Inc.(a)	375	231,667
AECOM	68	5,997
Agilent Technologies, Inc.	229	29,793
Allegion PLC	65	8,053
Ally Financial, Inc.	283	10,380
American Express Co.	538	107,998
American Water Works Co., Inc.	133	16,495
Ameriprise Financial, Inc.	102	39,457
Amgen, Inc.	459	144,245
Annaly Capital Management, Inc.	329	6,314
Aptiv PLC(a)	201	16,347
Atmos Energy Corp.	97	11,052
Autodesk, Inc.(a)	181	45,940
Automatic Data Processing, Inc.	366	89,955
Avantor, Inc.(a)	445	10,231
Avery Dennison Corp.	50	9,973
Axon Enterprise, Inc.(a)	47	11,706
Baker Hughes Co., Class A	833	23,741
Ball Corp.	187	10,369
Bank of New York Mellon Corp. (The)	671	37,214
Becton, Dickinson and Co.	253	60,419
Best Buy Co., Inc.	174	12,613
Biogen, Inc.(a)	111	27,379
BlackRock, Inc.	130	100,660
Booking Holdings, Inc.(a)	30	105,224
Shares		Value
United States–(continued)
Broadridge Financial Solutions, Inc.	79	$16,132
Builders FirstSource, Inc.(a)	97	16,852
Bunge Global S.A.	100	8,809
C.H. Robinson Worldwide, Inc.	102	8,577
Carrier Global Corp.	645	35,288
CBRE Group, Inc., Class A(a)	246	21,232
Centene Corp.(a)	478	35,998
Cheniere Energy, Inc.	165	27,058
Church & Dwight Co., Inc.	164	16,375
Cigna Group (The)	257	77,344
Clorox Co. (The)	90	13,073
CME Group, Inc., Class A	311	64,016
CMS Energy Corp.	190	10,860
Coca-Cola Co. (The)	3,395	201,969
Conagra Brands, Inc.	300	8,745
Consolidated Edison, Inc.	250	22,725
Cooper Cos., Inc. (The)	33	12,310
CRH PLC	595	42,210
Crown Castle, Inc.	347	37,563
Cummins, Inc.	109	26,084
Danaher Corp.	594	142,507
Darling Ingredients, Inc.(a)	105	4,547
DaVita, Inc.(a)	71	7,679
Dayforce, Inc.(a)	96	6,674
Deckers Outdoor Corp.(a)	17	12,813
Dover Corp.	68	10,185
Ecolab, Inc.	226	44,798
Edwards Lifesciences Corp.(a)	521	40,883
Electronic Arts, Inc.	249	34,257
Elevance Health, Inc.	204	100,662
Essential Utilities, Inc.	109	3,909
Eversource Energy	245	13,284
Exelon Corp.	707	24,611
Expeditors International of Washington, Inc.	125	15,791
FactSet Research Systems, Inc.	28	13,326
Fastenal Co.	422	28,793
Ferguson PLC	143	26,864
Fidelity National Information Services, Inc.	418	26,025
Fiserv, Inc.(a)	535	75,900
Fortive Corp.	220	17,200
Fortune Brands Innovations, Inc.	97	7,526
Fox Corp., Class A	278	8,979
Franklin Resources, Inc.	216	5,752
General Mills, Inc.	500	32,455
Gilead Sciences, Inc.	1,089	85,225
Graco, Inc.	86	7,336
Halliburton Co.	659	23,493
Hartford Financial Services Group, Inc. (The)	183	15,914
Hasbro, Inc.	95	4,650
HCA Healthcare, Inc.	183	55,797
Henry Schein, Inc.(a)	98	7,334
Hilton Worldwide Holdings, Inc.	239	45,639
Hologic, Inc.(a)	185	13,771
Home Depot, Inc. (The)	818	288,721
Huntington Bancshares, Inc.	789	10,044
IDEX Corp.	55	11,633
IDEXX Laboratories, Inc.(a)	70	36,056
Illinois Tool Works, Inc.	264	68,878
Illumina, Inc.(a)	114	16,303
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Ingersoll Rand, Inc.	264	$21,083
Insulet Corp.(a)	51	9,734
International Flavors & Fragrances, Inc.	191	15,410
International Paper Co.	195	6,987
Interpublic Group of Cos., Inc. (The)	296	9,765
Intuit, Inc.	239	150,888
Iron Mountain, Inc.	196	13,234
J. M. Smucker Co. (The)	65	8,551
J.B. Hunt Transport Services, Inc.	39	7,838
Johnson Controls International PLC	591	31,140
Kellanova	184	10,076
Knight-Swift Transportation Holdings, Inc.	96	5,508
Laboratory Corp. of America Holdings	48	10,670
Lam Research Corp.	114	94,069
Lamb Weston Holdings, Inc.	96	9,834
Lear Corp.	42	5,582
Lennox International, Inc.	20	8,563
Linde PLC	406	164,361
LKQ Corp.	217	10,127
Lowe’s Cos., Inc.	490	104,292
MarketAxess Holdings, Inc.	18	4,059
Marsh & McLennan Cos., Inc.	438	84,902
Mettler-Toledo International, Inc.(a)	18	21,549
Microsoft Corp.	5,665	2,252,291
Molina Healthcare, Inc.(a)	39	13,901
Moody’s Corp.	142	55,670
Nasdaq, Inc.	200	11,554
Newmont Corp.	864	29,817
Northern Trust Corp.	147	11,707
Old Dominion Freight Line, Inc.	70	27,371
ONEOK, Inc.	399	27,232
Owens Corning	83	12,577
Paylocity Holding Corp.(a)	31	4,911
Pentair PLC	122	8,927
PepsiCo, Inc.	1,138	191,787
Phillips 66	388	55,992
PNC Financial Services Group, Inc. (The)	353	53,377
Pool Corp.	31	11,509
PPG Industries, Inc.	183	25,810
Progressive Corp. (The)	509	90,729
Prologis, Inc.	804	101,859
Prudential Financial, Inc.	329	34,522
Quanta Services, Inc.	100	19,405
Quest Diagnostics, Inc.	94	12,072
Regions Financial Corp.	721	13,461
Repligen Corp.(a)	36	6,818
Rivian Automotive, Inc., Class A(a)	496	7,594
Robert Half, Inc.	82	6,522
Shares		Value
United States–(continued)
Rockwell Automation, Inc.	85	$21,529
S&P Global, Inc.	278	124,641
Sempra	585	41,863
State Street Corp.	266	19,649
STERIS PLC	59	12,918
Swiss Re AG	217	24,847
Synchrony Financial	269	10,456
T. Rowe Price Group, Inc.	177	19,196
Take-Two Interactive Software, Inc.(a)	106	17,483
Targa Resources Corp.	98	8,326
Tesla, Inc.(a)	2,310	432,640
Texas Instruments, Inc.	778	124,573
Toro Co. (The)	54	4,994
Tractor Supply Co.	83	18,642
Trane Technologies PLC	198	49,906
Travelers Cos., Inc. (The)	198	41,849
Truist Financial Corp.	1,106	40,988
U.S. Bancorp	1,282	53,254
United Rentals, Inc.	48	30,019
V.F. Corp.	247	4,066
Vail Resorts, Inc.	30	6,660
Valero Energy Corp.	323	44,865
Verizon Communications, Inc.	3,532	149,580
W.W. Grainger, Inc.	33	29,556
Walt Disney Co. (The)	1,531	147,053
Waters Corp.(a)	45	14,297
Welltower, Inc.	395	34,171
West Pharmaceutical Services, Inc.	51	19,025
Workday, Inc., Class A(a)	173	50,355
Xylem, Inc.	163	18,328
Zimmer Biomet Holdings, Inc.	142	17,835
Zoetis, Inc.	402	75,500
		8,877,357
Total Common Stocks & Other Equity Interests (Cost $9,807,210)		12,753,907
Money Market Funds–4.67%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	219,104	219,104
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(d)	156,211	156,304
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	250,405	250,405
Total Money Market Funds (Cost $625,790)		625,813
TOTAL INVESTMENTS IN SECURITIES—99.78% (Cost $10,433,000)		13,379,720
OTHER ASSETS LESS LIABILITIES–0.22%		29,192
NET ASSETS–100.00%		$13,408,912
Investment Abbreviations:
CDI	– CREST Depository Interest
Rts.	– Rights
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $25,729, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$101,258	$570,028	$(452,182)	$-	$-	$219,104	$1,762
Invesco Liquid Assets Portfolio, Institutional Class	72,065	407,163	(322,987)	8	55	156,304	1,301
Invesco Treasury Portfolio, Institutional Class	115,723	651,460	(516,778)	-	-	250,405	2,011
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	118,188	4,673	(122,861)	-	-	-	36*
Invesco Private Prime Fund	303,993	13,230	(317,254)	(26)	57	-	95*
Total	$711,227	$1,646,554	$(1,732,062)	$(18)	$112	$625,813	$5,205

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	5	March-2024	$506,200	$14,495	$14,495

(a)	Futures contracts collateralized by $10,965 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$151,025	$—	$151,025
Austria	5,001	5,205	—	10,206
Belgium	6,198	18,016	—	24,214
Canada	475,663	—	—	475,663
China	46,747	45,891	—	92,638
Denmark	—	394,106	—	394,106
Finland	—	69,419	—	69,419
France	—	388,206	—	388,206
Germany	—	204,327	—	204,327
Hong Kong	—	91,177	—	91,177
Ireland	—	9,805	—	9,805
Italy	—	47,363	—	47,363
Japan	—	817,933	—	817,933
Netherlands	—	362,917	—	362,917
New Zealand	—	4,448	—	4,448
Norway	—	24,700	—	24,700
Singapore	—	32,543	—	32,543
Spain	71	34,251	—	34,322
Sweden	—	46,587	—	46,587
Switzerland	—	207,708	—	207,708
United Kingdom	—	387,243	—	387,243
United States	8,810,300	67,057	—	8,877,357
Money Market Funds	625,813	—	—	625,813
Total Investments in Securities	9,969,793	3,409,927	—	13,379,720
Other Investments - Assets*
Futures Contracts	14,495	—	—	14,495
Total Investments	$9,984,288	$3,409,927	$—	$13,394,215

*	Unrealized appreciation.
Invesco MSCI World SRI Index Fund